SHAREHOLDERS EQUITY (DEFICIT)	12 Months Ended
Mar. 31, 2026
Equity [Abstract]
SHAREHOLDERS EQUITY (DEFICIT)
11.	SHAREHOLDERS EQUITY (DEFICIT)

Ordinary Shares

The Company’s authorized share capital is 500,000,000 ordinary shares consisting of (i) 488,000,000 shares of Class A ordinary share with a par value of $0.0001 per share and (ii) 12,000,000 shares of Class B ordinary share with a par value of $0.0001 per share.

On the Closing Date, pursuant to the Business Combination (see Note 4), the following share transactions were completed:

●	2,921,281 and 4,500,000 Class A Ordinary Shares and Class B Ordinary Shares, respectively were issued, among which 450,000 Class B Ordinary Shares are holdback shares in escrow for eighteen months from the Closing Date; and

●	1,900,000 Class A Ordinary Shares were issued to convert all the convertible promissory notes payable with the conversion prices ranging from $5 to $10 per share.

On April 8,2025, the Company issued 250,000 Class A Ordinary Shares to consultant to settle $517,500 of the consulting fee.

On June 5, 2025, 316,004 Class A Ordinary Shares were received to convert all the convertible promissory notes receivable from a related party with the conversion prices of $2.2611 per share.

On March 25, 2026, the Company entered into a Subscription Agreement (the “Subscription Agreement”) with Bloomington DH Holdings Limited. Pursuant to the Subscription Agreement, the Company issued to Bloomington DH Holdings Limited 1,837,680 Class B ordinary shares of the Company, at a price of US$0.5912 per share to settle the borrowings from a director.

Holders of Class A Ordinary Shares and Class B Ordinary Shares have the same rights except for voting and conversion rights. In respect of matters requiring a shareholder vote, each Class A Ordinary Shares will be entitled to one (1) vote and each Class B Ordinary Shares will be entitled to ten (10) votes. The Class A Ordinary Shares are not convertible into shares of any other class. The Class B Ordinary Shares are convertible into Class A Ordinary Shares at any time after issuance at the option of the holder on a one-to-one basis.

As of March 31, 2026, 5,071,281 shares of Class A ordinary shares were issued and 4,755,277 shares of Class A ordinary shares were outstanding, among which 316,004 issued ordinary shares are treasury shares.

As of March 31, 2025, 4,821,281 shares of Class A ordinary shares were issued and outstanding.

As of March 31, 2026, 6,337,680 shares of Class B ordinary shares were issued and 5,887,680 shares of Class B ordinary shares were outstanding, among which 450,000 issued ordinary shares are holdback shares in escrow.

As of March 31, 2025, 4,500,000 shares of Class B ordinary shares were issued and 4,050,000 shares of Class B ordinary shares were outstanding, among which 450,000 issued ordinary shares are holdback shares in escrow.

The shares were subsequently released from escrow on May 26, 2026, in accordance with the escrow agreement, with no material claims deducted.

Warrants

Each public warrant entitles the holder thereof to purchase one-half of one ordinary share at a price of $11.50 per share, subject to adjustment as discussed herein. The warrants become exercisable after the closing of the Business Combination and will expire five years after the closing of the Business Combination, at 5:00 p.m., New York City time, or earlier upon redemption or liquidation.

Once the warrants become exercisable, the Company may call the warrants for redemption (excluding the private warrants), in whole and not in part, at a price of $0.01 per warrant:

●	at any time while the public warrants are exercisable,

●	upon not less than 30 days’ prior written notice of redemption to each public warrant holder,

●	if, and only if, the reported last sale price of the ordinary shares equals or exceeds $16.5 per share, for any 20 trading days within a 30 trading day period ending on the third trading day prior to the notice of redemption to public warrant holders, and

●	if, and only if, there is a current registration statement in effect with respect to the issuance of the ordinary shares underlying such warrants at the time of redemption and for the entire 30-day trading period referred to above and continuing each day thereafter until the date of redemption.

The private warrants are identical to the public warrants. The private warrants (including the ordinary shares issuable upon exercise of the private warrants) are not transferable, assignable or salable until 30 days after the completion of the Business Combination, subject to certain limited exceptions.

If the Company calls the public warrants for redemption, management will have the option to require all holders that wish to exercise the public warrants to do so on a “cashless basis,” as described in the warrant agreement. The exercise price and number of ordinary shares issuable upon exercise of the warrants may be adjusted in certain circumstances including in the event of a share dividend, extraordinary dividend or recapitalization, reorganization, merger or consolidation. However, the warrants will not be adjusted for issuances of ordinary shares at a price below its exercise price. Additionally, in no event will the Company be required to net cash settle the warrants. The Company assessed the key terms applicable to the public warrants as well as the private warrants and believes the public warrants and private warrants should be classified as equity in accordance with ASC 480 and ASC 815.

As of March 31, 2026 and 2025, there were 5,750,000 public warrants and 796,254 private warrants issued and outstanding.

Treasury Shares

On June 2, 2025, the Company and Nova Pulsar Holdings Limited entered into an agreement to convert the promissory notes receivable of $714,527 into 316,004 shares of Class A ordinary share at a conversion price of $2.2611 per share. The shares were received on July 11, 2025 and are held as treasury shares at cost of $32 (par value). The excess of the promissory note receivable over par value ($714,495) was charged to additional paid-in capital.